SEC Schedule IV Mortgage Loans on Real Estate (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in Mortgage Loans on Real Estate
Weighted-average coupon rate		8.15%	7.85%	8.51%
Face Amount			$ 480,151,151
Carrying value			469,673,314
Allowance for Loan and Lease Losses, Real Estate		$ (13,708,777)	(13,658,481)	$ (3,738,758)
Preferred Equity Investment
Investment in Mortgage Loans on Real Estate
Face Amount			92,252,340
Carrying value			$ 92,400,572
Preferred Equity Investment | 370 Lex Part Deux, LLC | NY | Office
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			2.44%
Floor Interest Rate			8.25%
Maximum Maturity Date	[1],[2],[3]		Jan. 09, 2025
Periodic Payment Terms	[4],[5]		Interest Only
Prior Lien	[2],[3]		$ 0
Face Amount	[2],[3]		60,012,639
Carrying value	[2],[3]		$ 60,012,639
Preferred Equity Investment | REEC Harlem Holdings Company LLC | NY | Mixed use
Investment in Mortgage Loans on Real Estate
Floor Interest Rate			12.50%
Maximum Maturity Date	[6]		Mar. 09, 2025
Periodic Payment Terms			Interest Only
Prior Lien	[7]		$ 0
Face Amount	[7]		16,633,292
Carrying value	[7]		$ 16,633,292
Preferred Equity Investment | RS JZ Driggs, LLC | NY | Multifamily
Investment in Mortgage Loans on Real Estate
Weighted-average coupon rate	[2],[3],[5]		12.30%
Maximum Maturity Date	[8]		Aug. 01, 2021
Periodic Payment Terms	[4],[5]		Interest Only
Prior Lien	[2],[3],[5]		$ 0
Face Amount	[2],[3],[5]		15,606,409
Carrying value	[2],[3],[5]		15,754,641
Credit Facility
Investment in Mortgage Loans on Real Estate
Face Amount			25,000,000
Carrying value			$ 25,206,964
Credit Facility | William A. Shopoff , Cindy I. Shopoff | CA | Industrial
Investment in Mortgage Loans on Real Estate
Weighted-average coupon rate	[2],[3]		15.00%
Maximum Maturity Date	[2],[3]		Apr. 04, 2023
Periodic Payment Terms	[2],[3]		Interest Only
Face Amount	[2],[3]		$ 25,000,000
Carrying value	[2],[3]		25,206,964
First Mortgage
Investment in Mortgage Loans on Real Estate
Face Amount			345,454,454
Carrying value			$ 348,101,455
First Mortgage | 14th & Alice Street Owner, LLC | CA | Multifamily
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			0.25%
Floor Interest Rate			4.00%
Maximum Maturity Date	[1]		Apr. 15, 2024
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			39,384,000
Carrying value			$ 40,089,153
First Mortgage | 1389 Peachtree St, L.P. and Others | GA | Office
Investment in Mortgage Loans on Real Estate
Floor Interest Rate			4.50%
Maximum Maturity Date	[1]		Aug. 10, 2024
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			53,289,288
Carrying value			$ 53,536,884
First Mortgage | 330 Tryon DE LLC | NC | Office
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			0.10%
Floor Interest Rate			4.25%
Maximum Maturity Date	[1]		Mar. 01, 2024
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			22,800,000
Carrying value			$ 22,902,354
First Mortgage | 606 fayetteville LLC and 401 E, Lakewood LLC | NC | Land
Investment in Mortgage Loans on Real Estate
Weighted-average coupon rate			9.00%
Maximum Maturity Date	[1]		Aug. 01, 2024
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			16,829,962
Carrying value			$ 16,935,803
First Mortgage | 870 Santa Cruz LLC | CA
Investment in Mortgage Loans on Real Estate
Maximum Maturity Date	[1]		Dec. 15, 2025
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			17,540,875
Carrying value			$ 17,669,303
First Mortgage | 870 Santa Cruz LLC | CA | Office
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			0.50%
Floor Interest Rate			6.75%
First Mortgage | AGRE DCP Palm Springs LLC | CA | Hotel - full/select service
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			1.80%
Floor Interest Rate			5.00%
Maximum Maturity Date	[1]		Jan. 01, 2025
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			43,222,381
Carrying value			$ 43,669,992
First Mortgage | Austin H. I. Borrower LLC | TX | Hotel - full/select service
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			0.25%
Floor Interest Rate			7.50%
Maximum Maturity Date	[1],[4]		Oct. 01, 2026
Periodic Payment Terms	[4]		Interest Only
Prior Lien	[4]		$ 0
Face Amount	[4]		13,625,000
Carrying value	[4]		$ 13,725,690
First Mortgage | D-G Acquisition #6, LLC and D-G Quimisa, LLC | CA | Land
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			0.25%
Floor Interest Rate			7.00%
Maximum Maturity Date	[1]		Jul. 21, 2025
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			8,607,092
Carrying value			$ 8,605,341
First Mortgage | Hillsborough Owners LLC | CA | Mixed use
Investment in Mortgage Loans on Real Estate
Floor Interest Rate			8.00%
First Mortgage | Hillsborough Owners LLC | NC | Mixed use
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			0.25%
Maximum Maturity Date	[6]		Nov. 01, 2024
Periodic Payment Terms	[6]		Interest Only
Prior Lien	[6]		$ 0
Face Amount	[6]		4,863,009
Carrying value	[6]		$ 4,866,542
First Mortgage | NB Factory TIC 1, LLC | NC | Student Housing
Investment in Mortgage Loans on Real Estate
Floor Interest Rate			5.00%
First Mortgage | NB Factory TIC 1, LLC | UT | Student Housing
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			0.25%
Maximum Maturity Date	[1]		Mar. 05, 2024
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			28,000,000
Carrying value			$ 28,420,056
First Mortgage | Patrick Henry Recovery Acquisition LLC | CA | Office
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			1.50%
Maximum Maturity Date	[1]		Dec. 01, 2024
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			18,000,000
Carrying value			$ 18,041,124
First Mortgage | Patrick Henry Recovery Acquisition LLC | UT | Office
Investment in Mortgage Loans on Real Estate
Floor Interest Rate			2.95%
First Mortgage | The Lux Washington, LLC | WA | Land
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			0.75%
Floor Interest Rate			7.00%
Maximum Maturity Date	[1]		Jan. 22, 2026
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			3,523,401
Carrying value			$ 3,382,683
First Mortgage | University Park Berkeley, LLC | CA | Multifamily
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			1.50%
Floor Interest Rate			4.20%
Maximum Maturity Date	[1]		Mar. 01, 2025
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			25,815,378
Carrying value			$ 25,991,962
First Mortgage | Windy Hill PV Five CM, LLC | CA | Office
Investment in Mortgage Loans on Real Estate
Loans basis spread on variable rate			2.05%
Floor Interest Rate			6.00%
Maximum Maturity Date	[1]		Sep. 20, 2023
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			49,954,068
Carrying value			50,264,568
Mezzanine Loans
Investment in Mortgage Loans on Real Estate
Face Amount			17,444,357
Carrying value			$ 17,622,804
Mezzanine Loans | 150 Blackstone River Road LLC | MA | Industrial
Investment in Mortgage Loans on Real Estate
Weighted-average coupon rate			8.50%
Maximum Maturity Date	[1]		Sep. 06, 2027
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			7,000,000
Carrying value			$ 7,000,000
Mezzanine Loans | High Pointe Mezzanine Investments, LLC | SC | Student Housing
Investment in Mortgage Loans on Real Estate
Weighted-average coupon rate			13.00%
Maximum Maturity Date	[1]		Jan. 06, 2024
Periodic Payment Terms			Interest Only
Prior Lien			$ 0
Face Amount			3,000,000
Carrying value			$ 3,145,614
Mezzanine Loans | UNIJ Sole Member LLC | CA | Mixed use
Investment in Mortgage Loans on Real Estate
Weighted-average coupon rate	[8]		15.00%
Maximum Maturity Date	[1],[8]		Jun. 01, 2027
Periodic Payment Terms	[8]		Interest Only
Prior Lien	[8]		$ 0
Face Amount	[8]		7,444,357
Carrying value	[8]		$ 7,477,190

[1]	Maximum maturity date assumes all extension options are exercised.
[2]	The Company sold a portion of its interest in this loan through a participation agreement to Terra Fund 6 (Note 8).
[3]	The loan participations from the Company do not qualify for sale accounting under ASC 860 and therefore, the gross amount of these loans remain in Schedule IV. See “Obligations under Participation Agreements” in Note 9 and “Transfers of Participation Interest by the Company” in Note 8 in the accompanying notes to the consolidated financial statements.
[4]	In September 2021, the Company refinanced a previously-defaulted mezzanine loan with a new first mortgage. This refinancing was accounted for as a troubled debt restructuring and the Company recognized a loss of $0.3 million on the restructuring.
[5]	This loan is in maturity default. The Company has exercised its rights and is facilitating the completion of construction of the asset in anticipation of lease up and disposition of the asset.
[6]	Participation interest is with Terra Fund 6, an affiliated fund advised by the Terra Income Advisors, an affiliate of the Company’s sponsor and Manager (Note 8).
[7]	The Company recorded a specific allowance for loan loss of $12.8 million on this loan as a result of a decline in the value of the collateral (Note 4).
[8]	Participation interest is with Mavik Real Estate Special Opportunities Fund REIT, LLC, a related-party real estate investment trust managed by the Manager (Note 8).